Plant, Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Plant, Property and Equipment	Plant, Property and Equipment

	As at December 31,
	2025			2024
	Cost [3]	Accumulated Depreciation [2]	Net Book Value	Cost [3]	Accumulated Depreciation [2]	Net Book Value
U.S.$ millions
Keystone Pipeline System
Pipelines	7,227	1,970	5,257	7,156	1,799	5,357
Pumping equipment	820	270	550	813	248	565
Tanks and other	2,740	805	1,935	2,708	731	1,977
Under construction	86	—	86	60	—	60
	10,873	3,045	7,828	10,737	2,778	7,959

Intra-Alberta & Other
Pipelines	105	16	89	100	13	87
Tanks and other [1]	153	19	134	84	9	75
Under construction	140	—	140	62	—	62
	398	35	363	246	22	224

Marketing	1	—	1	1	—	1
ROU Assets (Note 10)	30	12	18	39	17	22
Total	11,302	3,092	8,210	11,023	2,817	8,206
1.Includes capital expenditures invested in office spaces and leasehold improvements related to the Spinoff.
2.Includes depreciation expense of $247 million for the year ended December 31, 2025 (2024 - $246 million).
3.Total capital expenditures during the year ended December 31, 2025 were $188 million (2024 - $141 million).